Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following (in thousands):

	As of September 30, 2021	As of December 31, 2020
Raw materials	$161	$21
Work-in-process	53	83
Finished goods	1	5
Packaging	266	182
Consignment	166	21

Inventory allowance	(17)	(69)

Total inventory, net	$630	$243

Inventories as of December 31, 2020 and 2019, consisted of the following (in thousands
):

	As of December 31,
	2020	2019
Raw materials	$21	$—
Work-in-process	83	—
Finished goods	5	—
Packaging	182	—
Consignment	21

Inventory allowance	(69)	—

Total inventory, net	$243	$—